Supplemental Guarantor Financial Information (Tables)	6 Months Ended
Jun. 30, 2013
Supplemental Guarantor Financial Information [Abstract]
Condensed Consolidating Statements Of Comprehensive Income

Condensed Consolidating Statements of Comprehensive Income (unaudited)

For the Three Months Ended June 30, 2013

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$811.8	$624.9	$31.0	$(623.2)	$844.5
Cost of products sold	522.2	611.1	20.6	(623.2)	530.7
Gross profit	289.6	13.8	10.4	--	313.8

Operating expenses:
Selling, general and administrative	322.3	1.0	13.6	--	336.9
Depreciation and amortization	14.7	--	0.8	--	15.5
Impairment of long-lived assets	2.8	--	--	--	2.8
Total operating expenses	339.8	1.0	14.4	--	355.2

Operating (loss) income	(50.2)	12.8	(4.0)	--	(41.4)

Interest income	--	2.8	1.5	(4.0)	0.3
Interest expense	(17.9)	--	(0.2)	4.0	(14.1)
Other income	--	--	--	--	--

(Loss) income from continuing operations
before income taxes	(68.1)	15.6	(2.7)	--	(55.2)
Income tax (benefit) expense	(4.7)	4.0	(1.1)	--	(1.8)
Equity in earnings of subsidiaries, net of income taxes	10.3	(1.9)	--	(8.4)	--

(Loss) income from continuing operations	(53.1)	9.7	(1.6)	(8.4)	(53.4)
Discontinued operations, net of income taxes	--	0.3	--	--	0.3

Net (loss) income	$(53.1)	$10.0	$(1.6)	$(8.4)	$(53.1)

Comprehensive (loss) income	$(56.7)	$6.4	$(5.1)	$(1.3)	$(56.7)

Condensed Consolidating Statements of Comprehensive Income (unaudited)

For the Three Months Ended June 30, 2012

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$933.0	$864.8	$27.9	$(977.1)	$848.6
Cost of products sold	646.9	821.2	17.4	(977.1)	508.4
Gross profit	286.1	43.6	10.5	--	340.2

Operating expenses:
Selling, general and administrative	324.2	1.8	11.0	--	337.0
Depreciation and amortization	15.8	--	0.5	--	16.3
Impairment of long-lived assets	1.0	--	--	--	1.0
Total operating expenses	341.0	1.8	11.5	--	354.3

Operating (loss) income	(54.9)	41.8	(1.0)	--	(14.1)

Interest income	--	2.8	1.4	(3.9)	0.3
Interest expense	(16.8)	--	--	3.9	(12.9)

(Loss) income from continuing operations
before income taxes	(71.7)	44.6	0.4	--	(26.7)
Income tax (benefit) expense	(29.0)	19.1	(0.6)	--	(10.5)
Equity in earnings of subsidiaries, net of income taxes	21.7	0.6	--	(22.3)	--

(Loss) income from continuing operations	(21.0)	26.1	1.0	(22.3)	(16.2)
Discontinued operations, net of income taxes	--	(4.8)	--	--	(4.8)

Net (loss) income	$(21.0)	$21.3	$1.0	$(22.3)	$(21.0)

Comprehensive (loss) income	$(23.9)	$18.2	$(2.2)	$(16.0)	$(23.9)

Condensed Consolidating Statements of Comprehensive Income (unaudited)

For the Six Months Ended June 30, 2013

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$1,696.3	$1,350.7	$65.7	$(1,419.2)	$1,693.5
Cost of products sold	1,092.7	1,325.7	43.2	(1,419.2)	1,042.4
Gross profit	603.6	25.0	22.5	--	651.1

Operating expenses:
Selling, general and administrative	649.3	0.5	25.0	--	674.8
Depreciation and amortization	30.4	--	1.6	--	32.0
Impairment of long-lived assets	4.2	--	--	--	4.2
Total operating expenses	683.9	0.5	26.6	--	711.0

Operating (loss) income	(80.3)	24.5	(4.1)	--	(59.9)

Interest income	0.3	5.4	2.9	(7.9)	0.7
Interest expense	(36.7)	--	(0.3)	7.9	(29.1)
Other loss	(0.3)	--	--	--	(0.3)

(Loss) income from continuing operations
before income taxes	(117.0)	29.9	(1.5)	--	(88.6)
Income tax (benefit) expense	(6.3)	6.6	(0.7)	--	(0.4)
Equity in earnings of subsidiaries, net of income taxes	14.3	(1.8)	--	(12.5)	--

(Loss) income from continuing operations	(96.4)	21.5	(0.8)	(12.5)	(88.2)
Discontinued operations, net of income taxes	--	(8.2)	--	--	(8.2)

Net (loss) income	$(96.4)	$13.3	$(0.8)	$(12.5)	$(96.4)

Comprehensive (loss) income	$(95.7)	$14.1	$(0.1)	$(14.0)	$(95.7)

Condensed Consolidating Statements of Comprehensive Income (unaudited)

For the Six Months Ended June 30, 2012

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$1,911.8	$1,622.4	$59.3	$(1,831.6)	$1,761.9
Cost of products sold	1,305.3	1,541.0	36.9	(1,831.6)	1,051.6
Gross profit	606.5	81.4	22.4	--	710.3

Operating expenses:
Selling, general and administrative	657.6	3.8	20.9	--	682.3
Depreciation and amortization	32.5	--	1.0	--	33.5
Impairment of long-lived assets	1.5	--	--	--	1.5
Total operating expenses	691.6	3.8	21.9	--	717.3

Operating (loss) income	(85.1)	77.6	0.5	--	(7.0)

Interest income	0.1	5.5	2.9	(7.7)	0.8
Interest expense	(33.7)	--	--	7.7	(26.0)
Other income	--	--	--	--	--

(Loss) income from continuing operations
before income taxes	(118.7)	83.1	3.4	--	(32.2)
Income tax (benefit) expense	(45.8)	34.1	0.4	--	(11.3)
Equity in earnings of subsidiaries, net of income taxes	43.9	2.1	--	(46.0)	--

(Loss) income from continuing operations	(29.0)	51.1	3.0	(46.0)	(20.9)
Discontinued operations, net of income taxes	--	(8.1)	--	--	(8.1)

Net (loss) income	$(29.0)	$43.0	$3.0	$(46.0)	$(29.0)

Comprehensive (loss) income	$(26.3)	$45.5	$5.4	$(50.9)	$(26.3)

Condensed Consolidating Balance Sheets

Condensed Consolidating Balance Sheets (unaudited)

At June 30, 2013

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$93.8	$322.6	$15.6	$--	$432.0
Accounts and notes receivable, net	216.7	--	1.8	--	218.5
Inventories	778.8	13.1	33.9	--	825.8
Other current assets	79.5	4.5	6.4	--	90.4
Intercompany receivables	--	245.1	--	(245.1)	--
Intercompany notes receivable	--	1,463.0	--	(1,463.0)	--
Total current assets	1,168.8	2,048.3	57.7	(1,708.1)	1,566.7

Property, plant and equipment, net	194.8	0.9	13.1	--	208.8
Goodwill, net	--	0.5	36.0	--	36.5
Other assets, net	28.4	0.7	12.4	--	41.5
Investment in subsidiaries	2,059.0	73.7	--	(2,132.7)	--
Total assets	$3,451.0	$2,124.1	$119.2	$(3,840.8)	$1,853.5

Liabilities and Stockholders’ Equity
Current liabilities:
Current maturities of long-term debt	$213.5	$--	$--	$--	$213.5
Accounts payable	181.4	6.9	12.4	--	200.7
Accrued expenses and other current liabilities	182.6	24.4	6.4	--	213.4
Intercompany payables	230.9	--	14.2	(245.1)	--
Intercompany notes payable	1,463.0	--	--	(1,463.0)	--
Total current liabilities	2,271.4	31.3	33.0	(1,708.1)	627.6

Long-term debt, excluding current maturities	499.2	--	--	--	499.2
Other non-current liabilities	173.8	45.8	0.5	--	220.1
Total liabilities	2,944.4	77.1	33.5	(1,708.1)	1,346.9

Stockholders’ equity	506.6	2,047.0	85.7	(2,132.7)	506.6
Total liabilities and stockholders’ equity	$3,451.0	$2,124.1	$119.2	$(3,840.8)	$1,853.5

Condensed Consolidating Balance Sheets (unaudited)

At December 31, 2012

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$84.9	$430.5	$20.3	$--	$535.7
Accounts and notes receivable, net	381.0	69.6	1.9	--	452.5
Inventories	804.8	62.7	40.8	--	908.3
Other current assets	74.8	4.2	6.4	--	85.4
Intercompany receivables	--	146.9	--	(146.9)	--
Intercompany notes receivable	--	1,354.5	--	(1,354.5)	--
Total current assets	1,345.5	2,068.4	69.4	(1,501.4)	1,981.9

Property, plant and equipment, net	218.5	6.3	14.2	--	239.0
Goodwill, net	--	0.5	36.1	--	36.6
Other assets, net	30.7	0.1	10.8	--	41.6
Investment in subsidiaries	2,041.0	77.8	--	(2,118.8)	--
Total assets	$3,635.7	$2,153.1	$130.5	$(3,620.2)	$2,299.1

Liabilities and Stockholders’ Equity
Current liabilities:
Current maturities of long-term debt	$278.7	$--	$--	$--	$278.7
Accounts payable	373.0	36.5	26.1	--	435.6
Accrued expenses and other current liabilities	217.6	36.4	9.9	--	263.9
Intercompany payables	141.7	--	5.2	(146.9)	--
Intercompany notes payable	1,354.5	--	--	(1,354.5)	--
Total current liabilities	2,365.5	72.9	41.2	(1,501.4)	978.2

Long-term debt, excluding current maturities	499.0	--	--	--	499.0
Other non-current liabilities	172.5	50.5	0.2	--	223.2
Total liabilities	3,037.0	123.4	41.4	(1,501.4)	1,700.4

Stockholders’ equity	598.7	2,029.7	89.1	(2,118.8)	598.7
Total liabilities and stockholders’ equity	$3,635.7	$2,153.1	$130.5	$(3,620.2)	$2,299.1

Condensed Consolidating Balance Sheets (unaudited)

At June 30, 2012

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$153.4	$344.0	$20.3	$--	$517.7
Accounts and notes receivable, net	206.9	38.3	4.8	--	250.0
Inventories	718.0	76.4	34.3	--	828.7
Other current assets	138.8	0.9	5.1	--	144.8
Intercompany receivables	--	197.7	--	(197.7)	--
Intercompany notes receivable	--	1,452.4	--	(1,452.4)	--
Total current assets	1,217.1	2,109.7	64.5	(1,650.1)	1,741.2

Property, plant and equipment, net	227.2	20.7	8.6	--	256.5
Goodwill, net	3.0	0.5	34.9	--	38.4
Other assets, net	39.6	1.5	10.5	--	51.6
Investment in subsidiaries	2,079.3	74.8	--	(2,154.1)	--
Total assets	$3,566.2	$2,207.2	$118.5	$(3,804.2)	$2,087.7

Liabilities and Stockholders’ Equity
Current liabilities:
Current maturities of long-term debt	$355.4	$--	$--	$--	$355.4
Accounts payable	263.6	68.6	20.1	--	352.3
Accrued expenses and other current liabilities	189.8	43.4	8.5	--	241.7
Intercompany payables	195.8	--	1.9	(197.7)	--
Intercompany notes payable	1,452.4	--	--	(1,452.4)	--
Total current liabilities	2,457.0	112.0	30.5	(1,650.1)	949.4

Long-term debt, excluding current maturities	323.9	--	--	--	323.9
Other non-current liabilities	80.7	28.3	0.8	--	109.8
Total liabilities	2,861.6	140.3	31.3	(1,650.1)	1,383.1

Stockholders’ equity	704.6	2,066.9	87.2	(2,154.1)	704.6
Total liabilities and stockholders’ equity	$3,566.2	$2,207.2	$118.5	$(3,804.2)	$2,087.7

Condensed Consolidating Statements Of Cash Flows

Condensed Consolidating Statements of Cash Flows (unaudited)

For the Six Months Ended June 30, 2013

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net cash (used in) provided by operating activities	$(28.9)	$98.8	$(6.9)	$--	$63.0

Cash flows from investing activities:
Additions to property, plant and equipment	(10.9)	--	(0.8)	--	(11.7)
Proceeds from sale of property, plant and equipment	6.5	--	--	--	6.5
Changes in restricted cash	(5.6)	--	--	--	(5.6)
Other investing activities	(3.6)	(2.9)	(2.9)	5.8	(3.6)
Return of capital from subsidiary	6.0	6.0	--	(12.0)	--
Net cash (used in) provided by investing activities	(7.6)	3.1	(3.7)	(6.2)	(14.4)

Cash flows from financing activities:
Principal amount of long-term debt repayments	(72.5)	--	--	--	(72.5)
Changes in cash overdrafts	(79.8)	--	--	--	(79.8)
Payment of capital distribution	--	(6.0)	(6.0)	12.0	--
Capital contribution	--	2.9	2.9	(5.8)	--
Change in intercompany receivable/payable	197.7	(206.7)	9.0	--	--
Net cash provided by (used in) financing activities	45.4	(209.8)	5.9	6.2	(152.3)

Net increase (decrease) in cash and cash equivalents	8.9	(107.9)	(4.7)	--	(103.7)
Cash and cash equivalents, beginning of period	84.9	430.5	20.3	--	535.7
Cash and cash equivalents, end of period	$93.8	$322.6	$15.6	$--	$432.0

Condensed Consolidating Statements of Cash Flows (unaudited)

For the Six Months Ended June 30, 2012

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net cash (used in) provided by operating activities	$(58.7)	$90.2	$(8.6)	$--	$22.9

Cash flows from investing activities:
Additions to property, plant and equipment	(25.4)	(1.5)	(0.8)	--	(27.7)
Proceeds from sale of property, plant and equipment	--	--	--	--	--
Changes in restricted cash	(26.5)	--	--	--	(26.5)
Other investing activities	0.1	--	--	--	0.1
Net cash used in investing activities	(51.8)	(1.5)	(0.8)	--	(54.1)

Cash flows from financing activities:
Payments of dividends	(24.9)	--	--	--	(24.9)
Changes in cash overdrafts	(17.9)	--	--	--	(17.9)
Change in intercompany receivable/payable	152.1	(149.6)	(2.5)	--	--
Net cash provided by (used in) financing activities	109.3	(149.6)	(2.5)	--	(42.8)

Net decrease in cash and cash equivalents	(1.2)	(60.9)	(11.9)	--	(74.0)
Cash and cash equivalents, beginning of period	154.6	404.9	32.2	--	591.7
Cash and cash equivalents, end of period	$153.4	$344.0	$20.3	$--	$517.7